PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.1%
Municipal Bonds 98.0%
Alabama 5.7%
Baldwin Cnty. Indl. Dev. Auth. Rev., Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	250	$254,423
Black Belt Energy Gas Dist. Rev., Gas Proj., Series D-1, Rfdg. (Mandatory put date 02/01/29)	5.500(cc)	06/01/49	1,205	1,258,573
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	600	629,874
Series D	5.000	09/01/35	550	589,031
				2,731,901
Arizona 0.7%
Pinal Cnty. Indl. Dev. Auth. Rev., Whispering Oaks Farm/Suburban Propane 1 LLC Proj., Conv. CABS, Sustainable Bond., Series A, 144A	5.500(cc)	10/01/33	300	313,630
Arkansas 1.1%
Arkansas Dev. Fin. Auth. Rev., Weyerhaeuser Co. Proj., AMT (Mandatory put date 10/15/32)	3.875(cc)	10/15/65	550	549,205
California 1.8%
California Infrast. & Econ. Dev. Bank Rev., Brightline West Passanger Rail Proj., Series C, AMT (Mandatory put date 11/02/26), 144A	3.500(cc)	01/01/65	300	300,006
Freddie Mac Multifamily Cert. Rev., Sustainable Bonds, Series ML-33, Class A-USM	4.510(cc)	10/25/40	554	573,381
				873,387
Colorado 1.1%
Baseline Metropolitan Dist. No. 1, Series A, GO, Rfdg., AG	4.250	12/01/54	345	331,573
Sterling Ranch Cmnty. Auth. Brd. Rev., Spl. Assmt., Improvement Dist. No. 1	5.625	12/01/43	200	203,199
				534,772
Connecticut 1.3%
Connecticut St. Higher Ed. Supplement Loan Auth. Rev.,
Chesla Loan Prog., Series B, AMT	5.000	11/15/31	100	106,192
Chesla Loan Prog., Series B, AMT	5.000	11/15/33	255	272,643
Chesla Loan Prog., Series B-1, AMT	5.250	11/15/35	250	271,642
				650,477
District of Columbia 1.0%
Dist. of Columbia Rev., KIPP DC Issue, Series A, Rfdg.	5.000	07/01/26	100	100,100
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Series A, Rfdg., AMT	5.000	10/01/34	360	396,046
				496,146
Florida 9.7%
Capital Tr. Agcy. Rev., Chrt. Sch. Port. Proj., Sub. Series B, CABS, 144A	6.883(t)	07/01/61	6,500	604,896
Florida Dev. Fin. Corp. Rev.,
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	500	501,251
Mater Academy Proj., Series A	5.000	06/15/29	120	121,384
River City Science Academy Proj., Series B, Rfdg.	5.000	07/01/31	290	294,526

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Florida Hsg. Fin. Corp. Rev., Residences at Claude Pepper LLC, Series M (Mandatory put date 06/01/30)	3.100%(cc)	12/01/44	1,170	$1,170,220
Lee Cnty. Arpt. Rev., Series A-2, AMT (Mandatory put date 10/01/31)	5.000(cc)	10/01/56	600	642,561
Lee Cnty. Indl. Dev. Auth. Rev., Shell Point Oblig. Grp., Series B-1	4.750	11/15/29	500	503,117
Vlg. CDD No. 13, 2021 Spl. Assmt., Phase III	3.250	05/01/52	1,200	864,073
				4,702,028
Georgia 4.5%
Burke Cnty. Dev. Auth. Rev., Revenue, Oglethorpe Power Corp., Series V, Rfdg., (Mandatory Put Date 02/01/30)	3.600(cc)	11/01/45	100	100,723
Main Street Energy, Inc. Rev., Energy Proj., Series D	5.000	12/01/33	250	264,241
Main Street Natural Gas, Inc. Rev.,
Gas Supply, Series C (Mandatory put date 11/01/27), 144A	4.000(cc)	08/01/52	500	499,777
Series C (Mandatory put date 09/01/30)	5.000(cc)	09/01/53	330	349,933
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	605	638,705

Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	300	294,125
				2,147,504
Guam 0.3%
Guam Govt. Bus. Privilege Tax Rev., Series C, Rfdg.	5.000	01/01/35	150	164,857
Illinois 6.6%
Chicago Brd. of Ed., Series B, GO, Rfdg.	5.250	12/01/27	325	330,926
Chicago Brd. of Ed. Dedicated Capital Impvt. Tax Rev., Sch. Imps.	5.000	04/01/35	610	621,491
Chicago O’Hare Int’l. Arpt. Rev., Series C, Rfdg., AMT	5.250	01/01/41	500	541,750
Illinois Fin. Auth. Rev., Midwestern Unvi. Foundation, Sr. Series A	5.000	07/01/29	175	185,236
Illinois St. Toll Hwy. Auth. Rev., Toll Hwy., Sr. Rev., Series B	5.000	01/01/45	1,115	1,160,591
St. Illinois Sales Tax. Rev., Jr. Series B	5.000	06/15/40	300	327,341
				3,167,335
Indiana 0.3%
Indiana Hsg. & Cmnty. Dev. Auth. Rev., Sustainable Bonds, Series C-1, Rfdg.	3.000	01/01/52	150	147,247
Iowa 0.4%
Lowa Student Loan Liquidity Corp. Rev., Sr. Series B, AMT	5.000	12/01/35	180	193,354
Kentucky 4.9%
Kentucky Pub. Energy Auth. Rev.,
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	1,000	1,063,225

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky (cont’d.)
Kentucky Pub. Energy Auth. Rev., (cont’d.)
Series B	5.000%	12/01/33	500	$513,018
Series C, Rfdg.	5.000	05/01/36	750	798,664
				2,374,907
Louisiana 2.2%
Louisiana Hsg. Corp. Rev., Home Ownership Prog., Series C	5.750	12/01/53	500	543,167
Parish of St. James Rev., Nustar Logistics L.P Proj., Rmkt. (Mandatory put date 06/01/30)	3.700(cc)	08/01/41	500	502,508
				1,045,675
Massachusetts 1.1%
Massachusetts Dev. Fin. Agcy. Rev., Dana Farber Cancer Institute Issue, Series R, Rfdg.(hh)	5.000	12/01/38	500	547,068
Michigan 2.5%
Michigan St. Hosp. Fin. Auth. Rev., Corewell Hlth., Series B-2, Rfdg. (Mandatory put date 06/01/35)	5.000(cc)	08/15/55	335	367,392
Michigan St. Hsg. Dev. Auth. Rev., Series C	3.000	06/01/51	500	492,380
Wayne County Arpt Auth. Rev., Detroit Metropolitan Wayne, Series B, AMT	5.000	12/01/34	300	333,029
				1,192,801
Minnesota 1.1%
Minnesota Muni. Gas Agcy. Rev., Gas Proj., Series A	5.000	09/01/35	500	522,490
Mississippi 0.4%
Mississippi Bus. Fin. Corp. Rev., Wste. PRO USA, Inc., AMT, Rfdg. (Mandatory put date 08/02/27), 144A	4.375(cc)	02/01/48	200	200,788
New Hampshire 9.7%
National Fin. Auth. Rev., Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	904	901,678
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	400	397,295
Forestar Grp. Houston, Area Proj., 144A	6.500	12/01/34	900	905,045
Muni. CTFS, Sustainable CTFS, Series 2025-2, Class A-1	4.088(cc)	11/20/42	992	945,736
Silverado Proj., 144A	5.000	12/01/28	250	250,022
Sustainable Bond, Series 1, Class A-1 (Mandatory put date 03/01/36)	4.125	04/20/43	300	297,466
Sustainable Bonds, Muni. CTFS, Series 2025-1, Class A-1	4.085(cc)	01/20/41	989	967,812
				4,665,054
New Jersey 2.6%
New Jersey Hr. Ed. Student Assistance Auth. Rev.,
Sr. Series 1A, Rfdg., AMT	5.000	12/01/32	300	323,051
Student Assistance Sen, Rfdg., AMT(hh)	5.000	12/01/34	400	433,879

Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/29	480	499,546
				1,256,476

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 5.8%
New York City Hsg. Dev. Corp. Rev., 8 Spruce Street Proj., Class E, Rfdg.	4.375%	12/15/43	250	$254,757
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 2, Rfdg.	2.625	09/15/69	105	100,362
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	1,050	1,008,650

New York St. Dorm. Auth. Rev., Sch. Dist. Rev. Bond, Series A(hh)	5.000	10/01/34	750	854,055
New York Transp. Dev. Corp. Rev.,
Delta Air Lines, Inc., Lagurdia Arpt. Terminals C&D Redev. Proj., AMT	5.000	01/01/29	340	347,193
Delta Air Lines, Inc., Lagurdia Arpt. Terminals C&D Redev. Proj., AMT	5.000	01/01/30	245	249,716
				2,814,733
Ohio 1.4%
Ohio Air Quality Dev. Auth. Rev., Ohio Vlly. Elec. Corp. Proj., Series A	3.875	01/01/36	665	676,744
Oklahoma 0.7%
Rogers Cnty. Edl. Facs. Auth. Rev., Oologah-Talala Pub. Sch. Proj.	5.000	09/01/27	315	320,551
Oregon 1.9%
Albany Hosp. Fac. Auth. Rev., Mennonite Vlg. Proj. Temps 65SM, Series B-2	3.450	11/15/30	255	253,798
Port of Portland Arpt. Rev., Series 24B, AMT	5.000	07/01/37	650	654,994
				908,792
Pennsylvania 2.6%
Pennsylvania Econ. Dev. Fing. Auth. Rev., Wste. Mgmt., Inc., Proj., Series A, AMT, Rmkt. (Mandatory put date 08/01/26)	3.875(cc)	08/01/37	500	500,103
Pennsylvania Higher Ed. Assistance Agcy. Rev.,
Sr. Series 1A, AMT	5.000	06/01/32	295	314,536
Sr. Series 1-A, AMT	5.000	06/01/34	425	456,245
				1,270,884
Puerto Rico 0.8%
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	4.000	07/01/40	400	371,814
Texas 9.3%
Brooks Dev. Auth. Rev., Sr. Lien, Series C, Rfdg. (Mandatory put date 08/15/28), 144A	5.000(cc)	08/15/42	190	194,635
EP Forty649 PFC Residential Dev. Rev., Forty Hsg. Proj.	4.000	01/01/37	500	497,150
Houston Arpt. Sys. Rev., United Airlines, Inc. Term. Impvt. Proj., Series B, Rfdg., AMT	5.250	07/15/28	310	318,990
Matagorda Cnty. Nav. Dist. No. 1 Rev., Houston Lt. & Pwr. Co., Rfdg., Rmkt., AMBAC	5.125	11/01/28	250	259,262
Mission Econ. Dev. Corp. Rev., Sustainable Bond, Graphic Packaging Intl. LLC Proj. AMT (Mandatory put date 06/01/30)(hh)	5.000(cc)	12/01/64	300	308,883
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Cardinal Bay Inc., Vlg. on the Park Carriage Inn Proj., Series A-1	4.000	07/01/26	180	178,967
Txbl. Sr. Sanctuary LTC Proj., Series A-2	6.500	01/01/31	355	357,277

Permanent Univ. Fd. Univ. of Texas Sys. Rev., Series A, Rfdg.	5.250	07/01/39	450	533,495

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

San Antonio Elec. & Gas Sys. Rev., Jr. Lien, Series A, Rfdg. (Mandatory put date 12/01/31)	3.150%(cc)	02/01/55	500	$493,952
Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev., Ascension Sr. Credit Grp., Series C-2, Rfdg. (Mandatory put date 11/15/35)	5.000(cc)	11/15/51	300	332,462
Texas Dept. of Hsg. & Cmnty. Affairs Rev., Sustainable Bonds, Series A	5.500	09/01/52	40	42,286
Texas Municipal Gas Acquisition & Supply Corp. Rev., Nat. Gas Util. Imps.	5.000	01/01/36	210	223,853
Texas St. Univ. Sys. Rev., Series C, Rfdg.(hh)	5.000	03/15/34	500	554,102
Warren Indpt. Sch. Dist. Rev., Ultd. Tax, GO, Rfdg, PSFG	3.987(t)	02/15/30	210	181,384
				4,476,698
Utah 2.2%
Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	1,000	1,046,032
Vermont 1.8%
Vermont Hsg. Fin. Agy. Rev., Sustainable Bonds, Series A	6.000	11/01/53	788	847,073
Virgin Islands 0.7%
Virgin Islands Hotel Dev. Fing. Corp. Rev., Txbl, Sr. Lien, frenchmans Reef, Hotel, Series A-1	8.875	02/01/34	350	329,533
Washington 0.3%
Washington St. Hsg. Fin. Commn. Rev., Horizon Hse. Proj. Mand. Paydown Temps-50, Series B-3, Rfdg.	4.375	01/01/33	165	165,500
Wisconsin 11.5%
Pub. Fin. Auth. Rev.,
Affordable Hsg. Ctfs., Series A (Mandatory put date 05/01/29), 144A	3.582(cc)	12/01/68	300	299,938
Aurora Integrated Oncology Fndtn., Series A, 144A	10.000	11/01/38	1,000	1,110,982
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000(cc)	01/01/55	800	799,893
Kawa Fund Ltd., Class A, Series 1 (Mandatory put date 06/15/31)	3.625(cc)	06/15/63	500	493,611
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.500	09/01/30	300	308,547
Rans Elevon Proj., 144A	5.000	07/15/30	470	470,712
Series 2025-1, Class A, Cert. (Mandatory put date 08/01/27), 144A	4.750(cc)	08/01/59	500	499,599
Signorelli Proj., 144A	5.375	12/15/32	673	671,253
Sustainable Cert., Series A-1	4.147(cc)	01/20/41	375	356,757

Wisconsin St., Series, GO, Rfdg.(hh)	5.000	05/01/35	500	560,400
				5,571,692

Total Municipal Bonds (cost $47,230,079)				47,277,148

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Unaffiliated Exchange-Traded Fund 2.1%
iShares National Muni Bond ETF (cost $1,015,292)	9,670	$1,036,334

Total Long-Term Investments (cost $48,245,371)		48,313,482

Short-Term Investment 5.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $2,441,856)(wb)	2,441,856	2,441,856

TOTAL INVESTMENTS 105.2% (cost $50,687,227)		50,755,338
Liabilities in excess of other assets(z) (5.2)%		(2,499,295)

Net Assets 100.0%		$48,256,043

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
CDD—Community Development District
CDX—Credit Derivative Index
ETF—Exchange-Traded Fund
GO—General Obligation
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2026.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
11	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	$1,258,469	$(20,603)
Credit default swap agreements outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	1,785	$(31,576)	$(43,250)	$(11,674)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive

PGIM Municipal Income Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).